VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:  FAM Variable Series Funds, Inc.
     Post-Effective Amendment No. 46 to the Registration
     Statement on Form N-1A (Securities Act File No. 2-74452,
     Investment Company Act No. 811-3290

Ladies and Gentlemen:


Pursunt as amended (the "1933 Act"), FAM Variable Series
Funds, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 46 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
      Commission on April 21, 2005.

Very truly yours,

FAM Variable Series Funds, Inc.



______________________
Alice A. Pellegrino
Secretary of Fund